iM DBi Hedge Strategy ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 72.1%
U.S. Treasury Bills - 72.1% (a)(b)
0.100%, 11/27/2020	$1,109,000	$1,108,842
0.105%, 12/03/2020	398,000	397,937
0.115%, 12/10/2020	94,000	93,984
0.110%, 12/17/2020	111,000	110,980
0.100%, 12/24/2020	138,000	137,968
0.100%, 12/31/2020	1,096,000	1,095,737
0.120%, 01/07/2021	1,109,000	1,108,732
0.110%, 01/14/2021	143,000	142,959
0.095%, 01/21/2021	1,826,000	1,825,460
0.090%, 01/28/2021	1,528,000	1,527,526
0.105%, 02/04/2021	497,000	496,835
0.120%, 02/11/2021	2,990,000	2,988,895
0.120%, 02/18/2021	277,000	276,900
0.120%, 02/25/2021	2,627,000	2,625,954
0.115%, 03/04/2021	774,000	773,669
0.125%, 03/11/2021	316,000	315,868
0.105%, 03/25/2021	385,000	384,808
TOTAL SHORT-TERM INVESTMENTS (Cost $15,414,770)		15,413,055
TOTAL INVESTMENTS (Cost $15,414,770)		15,413,055
Other Assets in Excess of Liabilities - 27.9%		5,967,220
TOTAL NET ASSETS - 100.0%		$21,380,275

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond. The effective yield to maturity is listed.
(b)	All or a portion of this security is held as collateral for certain futures contracts.

iM DBi Hedge Strategy ETF
SCHEDULE OF OPEN FUTURES CONTRACTS (a)
September 30, 2020 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Purchased Contracts:
MSCI Emerging Market Index Futures	151	Dec-20	$8,244,407	$8,218,175	$(26,232)
U.S. Dollar Index Futures	36	Dec-20	3,356,887	3,381,372	24,485
U.S. Treasury 2-Year Note Futures	34	Dec-20	7,508,867	7,512,672	3,805
Russel 2000 E-mini Futures	31	Dec-20	2,356,957	2,331,820	(25,137)
90-day Euro-Dollar Futures	30	Mar-22	7,484,363	7,483,500	(863)
MSCI EAFE Index Futures	29	Dec-20	2,746,843	2,687,140	(59,703)
U.S. Treasury Long Bond Futures	15	Dec-20	2,638,144	2,644,219	6,075
S&P Mid Cap 400 E-mini Futures	13	Dec-20	2,436,114	2,412,670	(23,444)
Nasdaq 100 E-mini Futures	13	Dec-20	2,958,935	2,965,885	6,950
U.S. Treasury Ultra Bond Futures	12	Dec-20	2,653,542	2,661,750	8,208
					(85,856)

Contracts Sold:
Euro FX Currency Futures	(21)	Dec-20	(3,129,307)	(3,080,568)	48,739
British Pound Currency Futures	(8)	Dec-20	(646,492)	(645,200)	1,292
Canadian Dollar Currency Futures	(7)	Dec-20	(532,321)	(525,910)	6,411
Japanese Yen Currency Futures	(6)	Sep-20	(707,263)	(711,563)	(4,300)
					52,142
					$(33,714)

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at September 30, 2020.

Derivative Instruments and Hedging Activities

The Fund has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund's hedge strategy employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies.
Fund positions in those contracts are determined based on a proprietary, quantitative model - the Dynamic Beta Engine - that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading advisor hedge funds, which are hedge funds that use futures or forward contracts to achieve their investment objectives. During the period ended September 30, 2020, the Fund used long and short contracts on U.S.government bonds, U.S. and foreign equity market indexes, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$6,950	Unrealized depreciation on futures contracts	$134,516
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	56,442	Unrealized depreciation on futures contracts	4,300
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	42,573	Unrealized depreciation on futures contracts	863
Total		$105,965		$139,679

*Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.